Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Stockholders Equity Note [Line Items]
Preferred stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized			5,000,000		5,000,000		5,000,000	5,000,000
Preferred stock special voting shares issued			1		1		1	1
Common stock, shares authorized			7,000,000		7,000,000		7,000,000	5,000,000
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued (in shares)			2,620,033		2,620,033		22,966,668	1,450,963
Common stock, shares outstanding			562,761		562,761		912,761
Convertible preferred stock							0
Common Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)			9,063		9,063		91,276
Common stock, shares outstanding			9,063		9,063		91,276
Conversion of Series B preferred stock to common stock, shares					10,000			5,281
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued			278,530		278,530		278,530	278,530
Preferred stock, shares outstanding			278,530		278,530		278,530	278,530
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares issued			841,113	881,113	841,113	881,113	881,113	881,113
Preferred stock, shares outstanding			841,113	881,113	841,113	881,113	881,113	881,113
Preferred stock, rate of dividend									9.00%
Description of preferred stock									The 9% dividend accrues quarterly commencing on the date of issue and is payable quarterly on June 30, September 30, March 31, and March 31 of each year commencing on June 30, 2016.
Purchase price of shares									$ 8.00
Convertible preferred stock									2.5
Conversion price									$ 3.20
Conversion of Series B preferred stock to common stock, shares							2,202,792	2,202,792
Issue of shares									902,238
Bid price									$ 8.00
Final closing date									5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Series B preferred stock dividend			$ 23,202	$ 46,626	$ 75,477	$ 142,358
Series B preferred stock dividend, shares			4,735	4,960	14,430	14,881
Conversion of Series B preferred stock to common stock, shares			40,000		40,000
Issue of shares			10,000		10,000
Exchange Agreement [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value	$ 1.00	$ 1
Preferred stock, shares issued	278,530	278,530
Preferred stock, rate of dividend	3.00%	3.00%